Business Combination (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]

	June 22, 2012
Dollars in thousands	Preliminary	Adjustments	Final
Assets acquired:
Content library	$4,330	$—	$4,330
Prepaid expenses	240	—	240
Deferred income taxes	1,500	—	1,500
Property and equipment	9,130	14,766	23,896
Intangible assets	46,960	—	46,960
Goodwill	42,110	(14,766)	27,344
Total assets acquired	104,270	—	104,270
Liabilities assumed:
Accrued liabilities	(4,270)	—	(4,270)
Total consideration paid in cash	$100,000	$—	$100,000

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
A portion of the purchase price is allocated to the following identifiable intangible assets:

Dollars in thousands	Purchase Price	Estimated Useful Life in Years
Intangible assets:
Retailer relationships	$40,000	10
Patents	6,300	8
Trademark and trade name	500	1
Internal use software	160	1
Total	$46,960

Schedule Of Business Acquisition Purchase Price Allocation Intangible Assets Future Amortization Expense [Table Text Block]
Based on the identified intangible assets recorded as of the closing date and assuming no subsequent impairment of the underlying assets, the 2012 actual and annual estimates thereafter of the aggregate amortization expense are as follows:

Dollars in thousands	Amortization Expense
2012 (July through December)(1)	$2,790
2013	5,052
2014	4,788
2015	4,788
2016	4,788
2017	4,788
Thereafter	19,966
Total	$46,960

(1)	We began the amortization of the acquired intangible assets in the third quarter of 2012.

Business Acquisition Operations Results Of Acquired Entity [Table Text Block]
The following table shows the revenue and operating loss included in our Consolidated Statements of Comprehensive Income resulting from the acquired NCR kiosks since the closing date:

Dollars in thousands	Year Ended December 31, 2012
Revenue	$21,971
Operating (loss)	$(14,549)

Business Acquisition, Pro Forma Information [Table Text Block]

	Year Ended December 31,
Dollars in thousands	2012	2011
Revenue	$2,248,148	$1,959,686
Net income from continuing operations	$138,790	$93,651
Earnings per share from continuing operations:
Basic	$4.58	$3.07
Diluted	$4.31	$2.94